SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Product Information [Line Items]
Revenue	$ 4,433,850	$ 34,761,384	$ 44,876,522
Product Sales [Member]
Product Information [Line Items]
Revenue	4,130,213	32,380,872	43,698,920
Product Sales Self Branded [Member]
Product Information [Line Items]
Revenue			2,574
Sourcing Service [Member]
Product Information [Line Items]
Revenue	176,211	1,381,493	169,472
Logistic Service [Member]
Product Information [Line Items]
Revenue	$ 127,426	$ 999,019	$ 1,005,556